UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
November 7, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                17
                                              -----------
Form 13F Information Table Value Total:       $    99,284
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 9/30/06



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  1,867   124,300 SH    SOLE             124,300
Advanta Corporation      CLA  007942105  7,416   218,300 SH    SOLE             218,300
Ameritrade               COM  03074K100  6,220   330,000 SH    SOLE             330,000
ASV, Inc.                COM  001963107  5,107   342,500 SH    SOLE             342,500
Berkshire Hathawayc.     CLA  084670108  3,449        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100 10,435   131,500 SH    SOLE             131,500
Cabelas, Inc.            COM  126804301  6,497   299,000 SH    SOLE             299,000
El Paso Corporation      COM  28336L109  5,627   412,500 SH    SOLE             412,500
Federal Agric. Mortgage  CLC  313148306 18,293   691,100 SH    SOLE             691,100
Federal Agric. Mortgage  CLA  313148108    883    49,500 SH    SOLE              49,500
First Data Corp.         COM  319963104  4,788   114,000 SH    SOLE             114,000
International Speedway   CLB  460335300    486     9,750 SH    SOLE               9.750
St. Joe Company          COM  790148100  5,268    96,000 SH    SOLE              96,000
MBIA, Inc.               COM  55262C100  8,940   145,500 SH    SOLE             145,500
Nike, Inc.               COM  654106103    175     2,000 SH    SOLE               2,000
Polaris Industries, Inc. COM  731068102 11,143   270,800 SH    SOLE             270,800
Willow Financial Bancorp COM  97111W101  2,690   171,790 SH    SOLE             171,790

REPORT SUMMARY:                 17       99,284